Operating Lease Obligations	6 Months Ended
Jun. 30, 2021
Operating Lease Obligations
Operating Lease Obligations

Note 8 – Operating Lease Obligations

The Company determines whether a contract is or contains a lease at inception and whether that lease meets the classification criteria of a finance or operating lease. When available, the Company uses the rate implicit in the lease to discount lease payments to present value; however, the Company’s leases do not provide a readily determinable implicit rate. Therefore, the Company discounts lease payments based on an estimate of its incremental borrowing rate.

The Company leases its corporate office space under an operating lease that expires in 2023. The Company accounts for this lease under the provisions of ASC Topic 842, Leases.

The table below presents the lease-related assets and liabilities recorded on the Company’s consolidated balance sheet as of June 30, 2021:

		June 30,
	Classification on Balance Sheet	2021
Assets
Operating lease assets	Operating lease right of use assets	$210,763
Total lease assets		$210,763

Liabilities
Current liabilities
Operating lease liability	Current operating lease liability	$133,559
Noncurrent liabilities
Operating lease liability	Long-term operating lease liability	87,615
Total lease liability		$221,174

Lease obligations at June 30, 2021 consisted of the following:

Twelve Months Ending June 30,
2022	$157,800
2023	92,050
Total payments	249,850
Less: imputed interest	(28,676)
Total obligation	221,174
Less: current portion	(133,559)
Non-current capital lease obligations	$87,615

EVmo, Inc.

Notes to Condensed Consolidated Financial Statements

For the Six Months Ended June 30, 2021 and 2020 (unaudited)

The lease expense for the six months ended June 30, 2021 was $63,010. The cash paid under operating leases for the six months ended June 30, 2021 was $52,600. At June 30, 2021, the weighted-average remaining lease term was 1.51 years and the weighted-average discount rate was 15%.